Item 1. Schedule of Investments:
--------------------------------

PUTNAM INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

U.S. Government and Agency Mortgage Obligations (40.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (0.1%)
-----------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
                 Graduated Payment Mortgages
        $81,673  11s, with due dates from March 15, 2010
                 to July 15, 2013                                                                   $92,577
                 Government National Mortgage Association
                 Pass-Through Certificates
      1,713,536  7s, with due dates from April 15, 2026
                 to December 15, 2031                                                             1,842,007
                                                                                              -------------
                                                                                                  1,934,584

U.S. Government Agency Mortgage Obligations (40.3%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
         58,151  7 1/2s, December 1, 2029                                                            62,552
         55,180  7s, January 1, 2015                                                                 58,378
    145,006,956  6 1/2s, with due dates from January 1,
                 2024 to December 1, 2034                                                       151,982,662
     32,200,000  6 1/2s, TBA, March 1, 2035                                                      33,659,063
     24,700,000  6 1/2s, TBA, February 1, 2035                                                   25,861,671
        238,920  Federal National Mortgage Association
                 Graduated Payment Mortgages 8s, December
                 1, 2008                                                                            258,071
                 Federal National Mortgage Association
                 Pass-Through Certificates
         27,088  11s, October 1, 2015                                                                30,476
        617,092  9s, with due dates from January 1, 2027
                 to July 1, 2032                                                                    671,477
      2,721,952  8s, with due dates from January 1, 2025
                 to July 1, 2033                                                                  2,954,195
      2,671,721  7 1/2s, with due dates from September 1,
                 2022 to July 1, 2033                                                             2,863,279
    152,903,229  7s, with due dates from August 1, 2021
                 to September 1, 2034                                                           162,064,803
      2,619,485  7s, with due dates from January 1, 2007
                 to January 1, 2018                                                               2,774,881
     12,427,685  6 1/2s, with due dates from October 1,
                 2023 to October 1, 2034                                                         13,026,021
        328,469  6 1/2s, with due dates from September 1,
                 2010 to February 1, 2019                                                           347,720
    199,300,000  6 1/2s, TBA, February 1, 2035                                                  208,548,756
      8,000,000  6 1/2s, TBA, January 1, 2035                                                     8,379,687
      1,022,195  6s, with due dates from August 1, 2032
                 to December 1, 2034                                                              1,056,773
      3,955,266  6s, with due dates from August 1, 2013
                 to November 1, 2017                                                              4,143,047
     51,700,000  5 1/2s, TBA, February 1, 2035                                                   52,637,063
        361,393  5s, with due dates from April 1, 2019 to
                 June 1, 2019                                                                       367,675
    343,800,000  5s, TBA, February 1, 2035                                                      342,940,500
      7,900,000  5s, TBA, February 1, 2020                                                        8,024,671
     81,800,000  4 1/2s, TBA, February 1, 2020                                                   81,640,236
        778,506  4s, June 1, 2019                                                                   762,206
                                                                                              -------------
                                                                                              1,105,115,863
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations (cost $1,102,753,269) $1,107,050,447

U.S. Government Agency Obligations (0.7%) (a) (cost $19,291,202)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $17,044,000  Fannie Mae 7 1/4s, January 15, 2010                                            $19,479,957

U.S. Treasury Obligations (2.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
    $14,000,000  4 1/4s, August 15, 2014                                                        $14,133,437
      2,085,000  4 1/4s, November 15, 2013                                                        2,108,456
     38,700,000  3 7/8s, May 15, 2009                                                            39,120,259
      3,934,000  3 1/4s, August 15, 2008                                                          3,900,500
                                                                                              -------------
                 Total U.S. Treasury Obligations (cost $60,011,418)                             $59,262,652

Asset-backed securities (23.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,686,105  Aames Mortgage Investment Trust FRN Ser.
                 04-1, Class 2A1, 2.87s, 2034                                                    $4,686,105
     11,591,500  Aames Mortgage Trust Ser. 03-1, Class A,
                 Interest Only (IO), 6s, 2005                                                       332,655
         25,401  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                               25,377
      3,846,977  ABFS Mortgage Loan Trust Ser. 03-1,
                 Class A, IO, 4s, 2005                                                               81,144
     10,219,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 3 1/2s, 2005                                                                261,606
      1,939,000  Advanta Business Card Master Trust FRN
                 Ser. 04-C1, Class C, 3.55s, 2013                                                 1,939,000
      1,990,693  Advanta Mortgage Loan Trust Ser. 00-1,
                 Class A4, 8.61s, 2028                                                            2,041,082
                 Aegis Asset Backed Securities Trust 144A
        397,497  Ser. 04-1N, Class Note, 5s, 2034                                                   397,497
      1,005,471  Ser. 04-4N, Class Note, 5s, 2034                                                 1,006,099
        809,941  Ser. 04-5N, Class Note, 5s, 2034                                                   809,941
      1,191,525  Ser. 04-6N, Class Note, 4 3/4s, 2034                                             1,191,525
        746,776  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                 745,025
      8,620,496  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 2.828s, 2029                                                           8,620,496
     14,080,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 2.903s,
                 2012                                                                            14,082,196
                 American Home Mortgage Investment Trust
                 FRB
     10,607,009  Ser. 04-3, Class 3A, 3.71s, 2034                                                10,589,708
     14,698,266  Ser. 04-3, Class 2A, 3.59s, 2034                                                14,644,626
                 Ameriquest Finance NIM Trust 144A
        300,000  Ser. 04-IAN1, Class B, 8.835s, 2034                                                299,625
        441,750  Ser. 04-IAN, Class 1A, 5.437s, 2034                                                441,198
                 Ameriquest Mortgage Securities, Inc.
      9,160,873  Ser. 03-6, Class S, IO, 5s, 2033                                                   258,007
      8,539,161  Ser. 03-8, Class S, IO, 5s, 2006                                                   336,443
      6,836,447  Ser. 03-12, Class S, IO, 5s, 2006                                                  302,786
      1,719,846  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.8s, 2034                                                     1,719,846
                 Amortizing Residential Collateral Trust
      3,220,000  Ser. 02-BC1, Class A, IO, 6s, 2005                                                  12,847
      6,206,703  Ser. 02-BC3, Class A, IO, 6s, 2005                                                 117,211
                 AQ Finance NIM Trust 144A
         31,239  Ser. 03-N7A, Class Note, 9.07s, 2033                                                31,244
        203,770  Ser. 03-N9A, Class Note, 7.385s, 2033                                              204,157
         74,133  Arc Net Interest Margin Trust Ser. 02-2,
                 Class A, 7 3/4s, 2032                                                               74,009
                 Arcap REIT, Inc. 144A
      1,993,000  Ser. 03-1A, Class E, 7.11s, 2038                                                 2,123,791
      1,469,204  Ser. 04-1A, Class E, 6.42s, 2039                                                 1,498,359
                 Argent NIM Trust 144A
        107,254  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           107,522
        671,670  Ser. 04-WN9, Class A, 5 3/4s, 2034
                 (Cayman Islands)                                                                   671,670
        152,641  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman
                 Islands)                                                                           152,641
        570,037  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                   570,037
        411,412  Ser. 04-WN4, Class A, 4.459s, 2034
                 (Cayman Islands)                                                                   410,255
                 Asset Backed Funding Corp. NIM Trust
                 144A
         42,835  Ser. 03-WF1, Class N1, 8.35s, 2032                                                  42,835
        269,378  Ser. 03-OPT1, Class Note, 6.9s, 2033                                               269,378
      1,002,666  Ser. 03-WMC1, Class Note, 6.9s, 2033                                             1,004,110
      1,365,586  Ser. 04-AHL1, Class Note, 5.6s, 2033                                             1,365,534
        971,449  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                           968,254
         75,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                            69,127
        903,294  Ser. 04-0PT1, Class N1, 4.55s, 2033
                 (Cayman Islands)                                                                   896,519
        783,107  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   783,107
                 Asset Backed Securities Corp. Home
                 Equity Loan Trust
     26,118,451  Ser. 03-HE1, Class A, IO, 5s, 2033                                                 504,635
     11,364,831  Ser. 03-HE5, Class A, IO, 4s, 2033                                                 355,367
      1,821,301  FRB Ser. 04-HE9, Class A2, 2.9s, 2034                                            1,823,647
        548,622  FRB Ser. 04-HE1, Class A3, 2.88s, 2034                                             549,141
      2,016,000  FRB Ser. 05-HE1, Class A3, 2.83s, 2035                                           2,015,450
      1,587,221  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 3.2s, 2033                                                 1,589,576
      1,390,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 3.51s, 2011                                                            1,417,691
                 Bayview Financial Acquisition Trust
     15,902,563  Ser. 03-E, Class A, IO, 4s, 2006                                                   397,353
     38,628,222  Ser. 04-D, Class A, IO, 3 1/2s, 2007                                             1,718,763
      6,300,000  FRB Ser. 03-G, Class A1, 3.159s, 2039                                            6,300,000
      4,823,716  FRN Ser. 03-F, Class A, 3.059s, 2043                                             4,831,720
      6,381,122  FRN Ser. 04-D, Class A, 2.949s, 2044                                             6,381,122
     73,273,775  Ser. 03-X, Class A, IO, 0.9s, 2006                                               1,274,634
                 Bayview Financial Asset Trust 144A
      2,636,223  FRB Ser. 03-SSRA, Class M, 3.88s, 2038                                           2,642,814
      2,308,335  FRB Ser. 03-SSRA, Class A, 3.23s, 2038                                           2,314,105
      3,489,289  FRB Ser. 04-SSRA, Class A1, 3.13s, 2039                                          3,489,289
    103,167,668  Ser. 03-Z, Class AIO1, IO, 0.459s, 2005                                            281,779
                 Bear Stearns Alternate Trust
     12,125,704  Ser. 04-12, Class 2A2, 5.171s, 2035                                             12,350,319
      2,295,726  Ser. 04-9, Class 1A1, 5.124s, 2007                                               2,337,497
      3,348,011  Ser. 04-11, Class 2A2, 4.968s, 2034                                              3,400,286
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        718,206  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   719,440
        981,139  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   982,979
      1,252,474  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                         1,252,474
        792,962  Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           792,962
        322,000  Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman
                 Islands)                                                                           322,000
        414,668  Ser. 04-HE8N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           414,668
        347,000  Ser. 04-HE10, Class A2, 5s, 2034 (Cayman
                 Islands)                                                                           347,000
      1,178,806  Ser. 04-HE10, Class A1, 4 1/4s, 2034
                 (Cayman Islands)                                                                 1,178,806
                 Bear Stearns Asset Backed Securities,
                 Inc.
     15,948,800  Ser. 03-AC1, Class A, IO, 5s, 2005                                                 359,920
     17,501,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                                 748,548
      2,964,000  FRB Ser. 03-3, Class A2, 3.12s, 2043                                             2,964,000
      2,217,154  FRB Ser. 03-1, Class A1, 3.03s, 2042                                             2,217,151
        880,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 5.23s, 2010                                              931,838
        826,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 3.67s, 2011                                                                     819,717
                 CARSSX Finance, Ltd. 144A
        709,502  FRB Ser. 04-AA, Class B4, 7.98s, 2011
                 (Cayman Islands)                                                                   728,321
        564,472  FRB Ser. 04-AA, Class B3, 5.83s, 2011
                 (Cayman Islands)                                                                   576,842
      4,870,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 6.621s, 2008                                                 5,186,550
     11,933,150  Centex Home Equity Ser. 04-C, Class A,
                 IO, 3 1/2s, 2006                                                                   324,896
      2,550,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 3.56s, 2010                                                       2,611,745
                 Chase Funding Net Interest Margin 144A
          1,939  Ser. 03-3A, Class Note, 6 7/8s, 2036                                                 1,941
          3,440  Ser. 03-4A, Class Note, 6 3/4s, 2036                                                 3,448
        204,925  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                              205,693
      1,538,393  Ser. 04-OPT1, Class Note, 4.458s, 2034                                           1,536,470
        108,578  Ser. 04-1A, Class Note, 3 3/4s, 2035                                               108,036
                 CHEC NIM Ltd., 144A
        350,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           348,002
        223,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                           191,780
      1,114,601  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                         1,114,537
      1,390,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 3.74s, 2010                                                1,416,063
                 Conseco Finance Securitizations Corp.
      5,593,000  Ser. 02-1, Class M2, 9.546s, 2033                                                2,516,850
      3,507,410  Ser. 01-4, Class B1, 9.4s, 2033                                                    473,500
      8,500,000  Ser. 00-2, Class A5, 8.85s, 2030                                                 7,597,300
     11,426,253  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                             3,080,518
      8,633,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 7,643,103
      4,808,000  Ser. 00-5, Class A6, 7.96s, 2032                                                 4,261,330
      6,521,681  Ser. 00-5, Class A4, 7.47s, 2032                                                 6,687,332
      7,948,000  Ser. 01-4, Class A4, 7.36s, 2033                                                 8,161,006
        281,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   268,711
      6,800,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 6,795,920
     10,568,058  Ser. 02-1, Class A, 6.681s, 2033                                                11,006,984
      9,437,574  Ser. 01-1, Class A4, 6.21s, 2032                                                 9,588,575
      3,653,000  Consumer Credit Reference IDX Securities
                 144A FRB Ser. 02-1A, Class A, 4.521s,
                 2007                                                                             3,710,352
                 Countrywide Asset Backed Certificates
                 144A
        188,654  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                189,597
      4,501,588  Ser. 04-6N, Class N1, 6 1/4s, 2035                                               4,501,588
        212,005  Ser. 04-1NIM, Class Note, 6s, 2034                                                 213,023
      1,050,273  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                           1,048,298
        705,942  Ser. 04-11N, Class N, 5 1/4s, 2036                                                 707,266
                 Countrywide Partnership Trust 144A
      1,211,420  Ser. 04-EC1N, Class N, 5 1/4s, 2035                                              1,210,815
      1,166,927  Ser. 04-14N, 5s, 2036                                                            1,167,277
      2,157,000  Crest, Ltd. 144A Ser. 03-2A, Class D2,
                 6.723s, 2038                                                                     2,267,654
                 CS First Boston Mortgage Securities
                 Corp. 144A
      1,650,000  Ser. 05-6N, Class A, 5 1/4s, 2035                                                1,644,456
      3,299,086  Ser. 04-FR1N, Class A, 5s, 2034                                                  3,299,086
     23,570,245  Ser. 04-C4, Class AX, IO, 0.08s, 2039                                              551,756
      1,958,000  Fieldstone Mortgage Investment Corp.
                 Ser. 03-1, Class A, IO, 6s, 2005                                                    17,552
        843,520  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                        843,887
      6,500,001  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.863s, 2039                                                   6,740,467
      2,158,942  First Consumers Master Trust FRN Ser.
                 01-A, Class A, 2.79s, 2008                                                       2,148,147
     13,787,455  First Franklin Mortgage Loan Asset
                 Backed Certificates Ser. 03-FFB, Class
                 A, IO, 6s, 2005                                                                    260,371
                 First Franklin NIM Trust 144A
        267,999  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                266,959
        971,033  Ser. 04-FF7A, Class A, 5s, 2034                                                    973,169
        613,212  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                611,495
        921,637  Ser. 04-FF10, Class N1, 4.45s, 2034
                 (Cayman Islands)                                                                   921,576
      1,344,794  First Plus Home Loan Trust Ser. 97-3,
                 Class B1, 7.79s, 2023                                                            1,345,634
        834,000  Fort Point CDO, Ltd. FRN Ser. 03-2A,
                 Class A2, 3.46s, 2038                                                              842,340
      2,600,000  Foxe Basin, Ltd. FRB Ser. 03-1A, Class
                 A1, 2.99s, 2015                                                                  2,609,880
                 Fremont NIM Trust 144A
        392,941  Ser. 04-3, Class B, 7 1/2s, 2034                                                   385,200
        202,802  Ser. 04-D, Class N2, 7 1/2s, 2034                                                  203,005
        974,124  Ser. 04-A, Class Note, 4 3/4s, 2034                                                971,688
        685,381  Ser. 04-B, Class Note, 4.703s, 2034                                                685,381
      1,869,093  Ser. 04-3, Class A, 4 1/2s, 2034                                                 1,865,916
      1,666,367  Ser. 04-D, Class N1, 4 1/2s, 2034                                                1,672,533
        417,000  G-Star, Ltd. 144A FRN Ser. 02-2A, Class
                 BFL, 4.53s, 2037                                                                   435,682
      2,444,480  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.96s, 2010                                              2,444,480
        508,684  GE Corporate Aircraft Financing, LLC
                 144A Ser. 04-1A, Class B, 3.38s, 2018                                              508,684
     11,715,000  GMAC Mortgage Corp. Ser. 04-HE5, Class
                 A, IO, 6s, 2007                                                                  1,138,918
        750,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 6.09s, 2015
                 (Cayman Islands)                                                                   764,063
                 Granite Mortgages PLC FRB
      5,040,000  Ser. 01-1, Class 1C, 4.07s, 2041 (United
                 Kingdom)                                                                         5,053,388
      1,140,000  Ser. 02-1, Class 1C, 3.97s, 2042 (United
                 Kingdom)                                                                         1,157,898
        860,000  Ser. 02-2, Class 1C, 3.92s, 2043 (United
                 Kingdom)                                                                           873,760
      2,130,000  Ser. 04-1, Class 1C, 3.41s, 2044 (United
                 Kingdom)                                                                         2,137,988
                 Green Tree Financial Corp.
     19,225,000  Ser. 99-5, Class A5, 7.86s, 2030                                                17,249,377
        524,657  Ser. 97-4, Class A7, 7.36s, 2029                                                   567,941
      1,269,518  Ser. 97-6, Class A9, 7.55s, 2029                                                 1,372,984
        467,121  Ser. 95-8, Class B1, 7.3s, 2026                                                    352,023
        533,332  Ser. 97-6, Class A8, 7.07s, 2029                                                   551,700
        417,310  Ser. 97-7, Class A8, 6.86s, 2029                                                   443,913
      1,473,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                1,541,126
        521,946  Ser. 99-3, Class A5, 6.16s, 2031                                                   527,074
      6,028,645  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                      5,865,872
      4,894,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      4,821,079
                 GSAMP Trust 144A
        207,897  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             208,022
      5,069,561  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                             5,067,026
        323,322  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                             323,322
        741,936  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                             741,565
        529,819  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             529,448
        814,582  Ser. 04-HE1N, Class N1, 5s, 2034                                                   813,116
      4,906,884  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                              4,885,785
      1,990,000  Ser. 04-NIM1, Class N2, zero %, 2034                                             1,472,202
      3,443,057  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.76s, 2036                                                 3,339,765
                 Holmes Financing PLC FRB
        860,000  Ser. 4, Class 3C, 3.96s, 2040 (United
                 Kingdom)                                                                           871,008
     22,675,000  Ser. 1, Class 2C, 3.81s, 2040 (United
                 Kingdom)                                                                        22,675,000
        976,000  Ser. 8, Class 2C, 3.38s, 2040 (United
                 Kingdom)                                                                           980,392
                 Home Equity Asset Trust 144A
         91,502  Ser. 02-5N, Class A, 8s, 2033                                                       91,502
         12,341  Ser. 03-4N, Class A, 8s, 2033                                                       12,341
        115,254  Ser. 03-5N, Class A, 7 1/2s, 2034                                                  115,543
        298,041  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  298,227
      2,619,323  Ser. 04-5N, Class A, 5 1/4s, 2034                                                2,622,597
        687,323  Ser. 04-1N, Class A, 5s, 2034                                                      687,323
        822,196  Ser. 04-3N, Class A, 5s, 2034                                                      822,196
      1,207,653  Ser. 04-4N, Class A, 5s, 2034                                                    1,207,653
        551,000  Hyundai Auto Receivables Trust Ser.
                 04-A, Class D, 4.1s, 2011                                                          545,153
      1,801,837  IMPAC Secured Assets Corp. Ser. 03-1,
                 Class A, IO, 5s, 2005                                                               33,358
     41,028,084  Lehman Manufactured Housing Ser. 98-1,
                 Class 1, IO, 0.811s, 2028                                                          863,887
                 LNR CDO, Ltd. 144A
      4,150,000  FRB Ser. 03-1A, Class EFL, 5.52s, 2036
                 (Cayman Islands)                                                                 4,503,580
      6,071,000  FRB Ser. 02-1A, Class FFL, 5.27s, 2037
                 (Cayman Islands)                                                                 6,071,000
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
         20,896  Ser. 03-4, Class N1, 6.535s, 2033                                                   20,896
      1,733,861  Ser. 04-5, Class Note, 5s, 2034                                                  1,737,676
        717,352  Ser. 04-2, Class N1, 4.94s, 2034                                                   717,352
      4,621,000  Ser. 05-1, Class N1, 4.115s, 2035                                                4,621,000
                 Long Beach Mortgage Loan Trust
     34,125,346  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                            1,770,252
     17,062,740  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                              885,130
        615,692  Ser. 03-2, Class S1, IO, 4 1/4s, 2005                                               10,085
     13,109,371  Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                              216,655
                 Madison Avenue Manufactured Housing
                 Contract
      5,098,734  FRB Ser. 02-A, Class B1, 5.78s, 2032                                             2,804,304
    257,332,488  Ser. 02-A IO, 0.3s, 2032                                                         2,935,186
                 Marriott Vacation Club Owner Trust 144A
        283,400  Ser. 04-2A, Class D, 5.389s, 2026                                                  280,886
        327,682  Ser. 04-2A, Class C, 4.741s, 2026                                                  324,709
      3,789,887  FRB Ser. 02-1A, Class A1, 3.2s, 2024                                             3,824,443
                 Master Asset Backed Securities NIM Trust
                 144A
        800,000  Ser. 04-CI5, Class N2, 10s, 2034                                                   799,200
        864,939  Ser. 04-HE1, Class A, 5 1/4s, 2034                                                 864,852
        940,240  Ser. 04-CI5, Class N1, 4.946s, 2034                                                940,240
        494,131  Ser. 04-CI3, Class N1, 4.45s, 2034                                                 494,131
      2,550,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.66s, 2010                                                2,606,110
      9,658,285  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 3.179s, 2027                                                          9,271,954
                 Merrill Lynch Mortgage Investors, Inc.
        162,358  Ser. 03-WM3N, Class N1, 8s, 2005                                                   162,780
        672,014  Ser. 04-OP1N, Class N1, 4 3/4s, 2035
                 (Cayman Islands)                                                                   670,066
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
        443,883  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                               445,081
        316,735  Ser. 03-WM1N, Class N1, 7s, 2033                                                   317,527
        366,384  Ser. 04-FM1N, Class N1, 5s, 2035                                                   364,772
        547,121  Ser. 04-HE1N, Class N1, 5s, 2006                                                   543,291
      1,203,609  Ser. 04-HE2N, Class N1, 5s, 2035                                                 1,198,028
      1,157,997  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                             1,153,597
      1,318,961  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                             1,313,685
                 Metris Master Trust FRN
        824,000  Ser. 04-2, Class D, 5.77s, 2010                                                    829,686
      1,665,000  Ser. 04-2, Class C, 3.85s, 2010                                                  1,669,163
                 Metris Master Trust 144A FRN
      1,379,000  Ser. 01-2, Class C, 4.42s, 2009                                                  1,377,136
         25,000  Ser. 00-3, Class C, 3.9s, 2009                                                      25,063
                 Mid-State Trust
      1,091,769  Ser. 11, Class B, 8.221s, 2038                                                   1,062,604
      1,151,873  Ser. 10, Class B, 7.54s, 2036                                                    1,004,253
      3,780,128  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                   3,803,565
        323,340  Morgan Stanley ABS Capital I 144A Ser.
                 04-NC2N, Class Note, 6 1/4s, 2033                                                  325,279
      4,493,218  Morgan Stanley ABS Capital I FRB Ser.
                 04-WMC3, Class A2PT, 2.82s, 2035                                                 4,504,451
        277,000  Morgan Stanley Auto Loan Trust Ser.
                 04-HB2, Class D, 3.59s, 2012                                                       276,275
                 Morgan Stanley Auto Loan Trust 144A
      1,145,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                               1,124,963
        633,000  Ser. 04-HB2, Class E, 5s, 2012                                                     613,417
                 Morgan Stanley Dean Witter Capital I
      1,571,863  FRN Ser. 01-NC4, Class B1, 5.03s, 2032                                           1,559,159
        542,819  FRN Ser. 01-NC3, Class B1, 4.98s, 2031                                             537,677
      1,555,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
                 Class A1, 2.766s, 2015                                                           1,564,797
      1,026,842  Neon Capital, Ltd. 144A limited recourse
                 sec. notes Ser. 96, 1.458s, 2013 (Cayman
                 Islands) (F)(g)                                                                    963,636
      2,365,000  New Century Home Equity Loan Trust Ser.
                 03-5, Class AI7, 5.15s, 2033                                                     2,353,892
                 New Century Mortgage Corp. NIM Trust
                 144A
        105,760  Ser. 03-5, Class Note, 8s, 2033                                                    106,272
        326,721  Ser. 03-B, Class Note, 6 1/2s, 2033                                                327,639
        966,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A,
                 Class 4FL, 5.72s, 2038                                                             980,490
      1,078,800  Nomura Asset Acceptance Corp. Ser.
                 04-R3, Class PT, 10.002s, 2035                                                   1,198,143
        588,565  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, 10.118s, 2034                                                     648,893
                 Novastar NIM Trust 144A
      1,097,331  Ser. 04-N1, Class Note, 4.458s, 2034                                             1,097,331
      1,038,941  Ser. 04-N2, Class Note, 4.458s, 2034                                             1,038,941
      7,929,410  Oakwood Mortgage Investors, Inc. Ser.
                 02-C, Class A1, 5.41s, 2032                                                      7,046,866
      1,141,699  Oakwood Mortgage Investors, Inc. 144A
                 Ser. 01-B, Class A4, 7.21s, 2030                                                 1,088,153
        798,000  Oceanstar 144A FRB Ser. 04, Class D,
                 4.406s, 2034                                                                       798,000
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
        297,799  Ser. 03-5, Class Note, 6.9s, 2033                                                  299,288
      2,799,852  Ser. 04-2A, Class N1, 4.213s, 2034
                 (Cayman Islands)                                                                 2,799,852
      4,014,769  Option One Woodbridge Loan Trust 144A
                 Ser. 03-1, Class S, IO, 3.7s, 2005                                                  47,002
        551,000  Origen Manufactured Housing Ser. 04-B,
                 Class A2, 3.79s, 2017                                                              540,324
                 Park Place Securities NIM Trust 144A
      1,268,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                              1,268,000
      3,125,000  Ser. 04-WHQ2, Class A, 4 1/2s, 2035                                              3,120,313
        547,256  Ser. 04-MCWN1, Class A, 4.458s, 2034                                               547,940
      3,313,805  Park Place Securities, Inc. FRB Ser.
                 04-WHQ2, Class A3A, 2.88s, 2035                                                  3,317,599
                 Pass-Through Amortizing Credit Card
                 Trust
        699,043  Ser. 02-1A, Class A4FL, 7.98s, 2012                                                700,161
        350,610  Ser. 02-1A, Class A3FL, 5.48s, 2012                                                351,189
                 People's Choice Net Interest Margin Note
                 144A
      3,230,685  Ser. 04-2, Class A, 5s, 2034                                                     3,237,947
        428,000  Ser. 04-2, Class B, 5s, 2034                                                       387,768
      2,510,000  Permanent Financing PLC FRB Ser. 3,
                 Class 3C, 3.61s, 2042 (United Kingdom)                                           2,544,136
                 Providian Gateway Master Trust 144A
      1,183,000  Ser. 04-DA, Class D, 4.4s, 2011                                                  1,166,549
      1,400,000  FRB Ser. 04-AA, Class D, 4.33s, 2011                                             1,402,940
        850,000  FRN Ser. 04-BA, Class D, 3.88s, 2010                                               856,688
      2,100,000  FRN Ser. 04-EA, Class D, 3.41s, 2011                                             2,100,559
      3,450,000  Providian Gateway Master Trust FRN Ser.
                 04-EA, Class E, 5.48s, 2007                                                      3,402,611
      3,172,359  Renaissance Home Equity Loan Trust Ser.
                 03-2, Class A, IO, 3s, 2005                                                         52,740
        738,396  Renaissance NIM Trust 144A Ser. 04-A,
                 Class Note, 4.45s, 2034                                                            738,396
      1,520,288  Residential Accredit Loans, Inc. Ser.
                 04-QA5, Class A2, 5.004s, 2034                                                   1,543,582
                 Residential Asset Mortgage Products,
                 Inc.
        368,000  Ser. 02-SL1, Class AI3, 7s, 2032                                                   369,159
      9,644,444  Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006                                             259,194
                 Residential Asset Securities Corp.
      5,225,806  Ser. 02-KS6, Class AIO, IO, 4 1/2s, 2005                                            18,191
      1,124,138  Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                             19,386
                 Residential Asset Securities Corp. 144A
      2,341,039  Ser. 04-N10B, Class A1, 5s, 2034                                                 2,341,039
      2,162,160  Ser. 04-NT, Class Note, 5s, 2034                                                 2,151,349
        898,565  Ser. 04-NT12, Class Note, 4.7s, 2035                                               898,542
                 Residential Funding Mortgage Securities
                 II
     19,401,089  Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                            510,249
      6,569,839  Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                            219,679
      7,419,544  Ser. 03-HS3, Class AI, IO, 5s, 2006                                                218,135
                 SAIL Net Interest Margin Notes 144A
         16,117  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                            16,238
        487,357  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                   485,941
        846,811  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                           845,879
        620,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                   571,578
        600,428  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                           600,253
        578,781  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                   584,569
        362,970  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           362,970
        499,646  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           495,939
        839,170  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           834,805
        310,694  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                   312,248
        251,172  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   247,001
        746,312  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   729,557
      2,375,857  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                 2,375,857
      2,951,567  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         2,947,140
      1,159,821  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         1,159,821
      4,343,485  Ser. 04-10A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         4,345,222
        713,390  Ser. 04-BN2A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           713,675
        350,797  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           350,281
      1,657,598  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                 1,655,292
      4,170,018  Ser. 04-11A, Class A2, 4 3/4s, 2035
                 (Cayman Islands)                                                                 4,171,060
        867,086  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   865,811
      3,499,808  Ser. 04-AA, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                 3,487,559
         69,454  Sasco Net Interest Margin Trust 144A
                 Ser. 03-AM1, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                    69,115
        172,075  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   172,075
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
        142,664  Ser. 03-TC1N, Class N, 7.45s, 2033                                                 142,664
        382,930  Ser. 03-HE1N, 6.9s, 2033                                                           384,500
        636,562  Ser. 04-4N, Class Note, 6.65s, 2034                                                635,798
        509,967  Ser. 04-HS1N, Class Note, 5.92s, 2034                                              509,967
        418,037  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                416,992
        671,103  Ser. 04-HE1N, Class Note, 4.94s, 2034                                              671,103
      1,091,786  Ser. 03-0P1N, Class NA, 4.45s, 2033                                              1,090,476
        760,000  South Coast Funding 144A FRB Ser. 3A,
                 Class A2, 3.46s, 2038                                                              769,956
                 Structured Adjustable Rate Mortgage Loan
                 Trust
     14,346,000  Ser. 05-1, Class 1A1, 5.16s, 2035                                               14,607,115
      3,906,104  Ser. 04-14, Class 1A, 5 1/8s, 2034                                               3,971,604
      9,437,361  Ser. 04-20, Class 1A2, 5.093s, 2034                                              9,600,955
      4,235,082  Ser. 04-18, Class 1A1, 5.089s, 2034                                              4,304,593
      4,507,528  Ser. 04-12, Class 1A2, 5.059s, 2034                                              4,578,290
      4,068,226  Ser. 04-16, Class 1A2, 5.041s, 2034                                              4,132,228
      1,858,800  Ser. 04-10, Class 1A1, 4.956s, 2034                                              1,886,223
         20,261  Ser. 04-4, Class 1A1, 4.792s, 2034                                                  20,495
         23,034  Ser. 04-8, Class 1A3, 4.715s, 2034                                                  23,194
     12,721,172  Ser. 04-6, Class 1A, 4.416s, 2034                                               12,820,960
      3,853,633  Structured Adjustable Rate Mortgage Loan
                 Trust 144A Ser. 04-NP2, Class A, 2.88s,
                 2034                                                                             3,853,633
                 Structured Asset Investment Loan Trust
      7,381,061  Ser. 03-BC1, Class A, IO, 6s, 2005                                                  29,442
     34,494,249  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 309,309
     17,219,377  Ser. 03-BC8, Class A, IO, 6s, 2005                                                 324,228
     21,546,000  Ser. 03-BC9, Class A, IO, 6s, 2005                                                  85,961
      7,618,474  Ser. 03-BC10, Class A, IO, 6s, 2005                                                 68,315
     53,916,942  Ser. 03-BC11, Class A, IO, 6s, 2005                                                751,168
      7,091,153  Ser. 03-BC12, Class A, IO, 6s, 2005                                                133,914
     11,751,857  Ser. 03-BC13, Class A, IO, 6s, 2005                                                221,929
     45,492,697  Ser. 04-1, Class A, IO, 6s, 2005                                                 1,308,058
     33,028,520  Ser. 04-3, Class A, IO, 6s, 2005                                                 1,112,012
                 Structured Asset Securities Corp.
      8,666,871  Ser. 98-RF3, Class A, IO, 6.1s, 2028                                             1,061,692
      2,509,318  Ser. 03-40A, Class 1A, 4.955s, 2034                                              2,543,212
      2,363,163  Ser. 04-8, Class 1A1, 4.715s, 2034                                               2,390,822
      4,209,975  Ser. 03-26A, Class 2A, 4.564s, 2033                                              4,247,637
                 Structured Asset Securities Corp. 144A
      3,764,000  FRB Ser. 03-NP2, Class A2, 3.08s, 2032                                           3,758,708
        771,212  FRN Ser. 03-NP3, Class A1, 3.03s, 2033                                             771,212
      4,234,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, 2.95s, 2035                                                           4,230,235
      2,298,000  TIAA Real Estate CDO, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038 (Cayman Islands)                                               2,225,950
                 Wells Fargo Home Equity Trust 144A
      1,102,000  Ser. 04-2, Class N2, 8s, 2034                                                    1,046,900
        919,465  Ser. 04-1N, Class A, 5s, 2034                                                      916,178
      3,110,437  Ser. 04-2, Class N1, 4.45s, 2034                                                 3,110,252
                 Wells Fargo Mortgage Backed Securities
                 Trust FRB
      6,756,271  Ser. 04-U, Class A1, 3.889s, 2034                                                6,790,052
      9,895,828  Ser. 04-I, Class 1A1, 3.393s, 2034                                               9,926,752
                 WFS Financial Owner Trust
        826,000  Ser. 05-1, Class D, 4 1/4s, 2012                                                   824,631
      1,376,000  Ser. 04-3, Class D, 4.07s, 2012                                                  1,369,670
        820,000  Ser. 04-4, Class D, 3.58s, 2012                                                    811,636
        836,599  Ser. 04-1, Class D, 3.17s, 2011                                                    826,632
        523,088  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                     514,997
                 Whole Auto Loan Trust 144A
      2,888,642  Ser. 03-1, Class D, 6s, 2010                                                     2,878,261
      5,372,000  Ser. 04-1, Class D, 5.6s, 2011                                                   5,356,052
                                                                                              -------------
                 Total Asset-backed securities (cost $665,808,311)                             $649,528,655

Collateralized mortgage obligations (16.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $815,000  Amresco Commercial Mortgage Funding I
                 144A Ser. 97-C1, Class H, 7s, 2029                                                $850,860
                 Banc of America Commercial Mortgage,
                 Inc. 144A
        880,000  Ser. 01-PB1, Class K, 6.15s, 2035                                                  928,273
     36,848,666  Ser. 04-4, IO, 0.047s, 2042                                                        558,489
        827,833  Banc of America Funding Corp. 144A Ser.
                 04-NIM1, Class Note, 6s, 2034                                                      827,833
                 Banc of America Large Loan 144A
        552,000  FRN Ser. 02-FL2A, Class L1, 5.4s, 2014                                             553,618
    138,501,159  Ser. 03-BBA2, Class X1A, IO, 0.826s,
                 2015                                                                               792,725
                 Banc of America Large Loan FRN
        188,000  Ser. 04-BBA4, Class H, 3.43s, 2018                                                 188,000
        300,000  Ser. 04-BBA4, Class G, 3.18s, 2018                                                 299,999
      2,390,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                             2,483,478
                 Bayview Commercial Asset Trust 144A
      9,726,102  Ser. 04-3, IO, 0.775s, 2035                                                        768,970
     10,220,136  Ser. 04-2, IO, 0.72s, 2034                                                         829,188
        619,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. Ser. 00-WF2, Class
                 F, 8.195s, 2032                                                                    741,183
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
      1,400,000  Ser. 04-ESA, Class K, 4.95s, 2016                                                1,399,994
      1,034,000  Ser. 04-HS2A, Class G, 3.85s, 2016                                               1,033,997
     36,820,253  Ser. 04-PWRA, Class X, IO, 0.161s, 2041                                            345,190
     14,089,150  Ser. 04-T16, Class X1, IO, 0.116s, 2046                                            261,971
     53,778,998  Ser. 04-PWR5, Class X1, IO, 0.068s, 2042                                         1,062,028
     20,705,269  Ser. 04-PWR6, Class X1, IO, 0.067s, 2041                                           350,540
                 Chase Commercial Mortgage Securities
                 Corp.
      2,942,715  Ser. 00-1, Class A1, 7.656s, 2032                                                2,994,077
        736,000  Ser. 00-3, Class A2, 7.319s, 2032                                                  837,463
                 Chase Commercial Mortgage Securities
                 Corp. 144A
      5,896,000  Ser. 98-1, Class F, 6.56s, 2030                                                  6,397,595
      1,502,003  Ser. 98-1, Class G, 6.56s, 2030                                                  1,626,239
      2,217,000  Ser. 98-1, Class H, 6.34s, 2030                                                  1,924,729
     44,988,000  Citigroup Commercial Mortgage Trust 144A
                 Ser. 04-C2, Class XC, IO, 0.082s, 2041                                           1,094,825
      7,083,000  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                               7,451,066
                 Commercial Mortgage Acceptance Corp.
                 144A
      2,605,530  Ser. 98-C1, Class F, 6.23s, 2031                                                 2,792,035
        913,530  Ser. 98-C2, Class F, 5.44s, 2030                                                   934,776
      2,628,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 3.253s, 2013                                                                     2,566,765
     13,599,500  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                  14,466,468
      7,975,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               8,506,687
                 CS First Boston Mortgage Securities
                 Corp.
      1,193,000  Ser. 97-C2, Class F, 7.46s, 2035                                                 1,299,530
     53,368,000  Ser. 04-C5, Class AX, IO, 0.075s, 2037                                           1,095,218
                 CS First Boston Mortgage Securities
                 Corp. 144A
      1,475,000  FRN Ser. 03-TF2A, Class L, 6.48s, 2014                                           1,467,025
        414,000  FRB Ser. 04-TF2A, Class J, 3.43s, 2016                                             413,999
        825,000  FRB Ser. 04-TF2A, Class H, 3.18s, 2019                                             824,998
     66,059,789  Ser. 04-C3, Class AX, IO, 0.07s, 2036                                            1,123,082
      1,351,912  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.082s,
                 2031                                                                                35,196
                 DLJ Commercial Mortgage Corp.
      2,945,000  Ser. 00-CF1, Class A1B, 7.62s, 2033                                              3,376,052
        575,367  Ser. 98-CF2, Class B3, 6.04s, 2031                                                 603,647
      5,889,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                     6,173,087
      1,170,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                    1,247,927
                 Fannie Mae
      3,884,357  Ser. 04-10, Class QC, 18.93s, 2031                                               4,478,501
      1,519,576  Ser. 02-36, Class SJ, 14.081s, 2029                                              1,604,158
      2,832,990  Ser. 03-87, Class SP, 12.052s, 2032                                              2,916,903
        933,887  Ser. 04-T3, Class PT1, 9.95s, 2044                                               1,067,288
      1,249,866  Ser. 02-T6, Class A3, 9 1/2s, 2041                                               1,371,243
        607,458  Ser. 02-T12, Class A4, 9 1/2s, 2042                                                668,220
      1,436,571  Ser. 03-W6, Class PT1, 9.282s, 2042                                              1,616,666
        554,728  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 593,127
      3,860,368  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               4,114,647
      1,710,429  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               1,827,770
        857,431  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 914,573
     11,438,106  Ser. 01-T4, Class A1, 7 1/2s, 2028                                              12,278,386
        112,501  Ser. 01-T5, Class A3, 7 1/2s, 2030                                                 119,888
      8,296,140  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               8,842,600
      1,305,158  Ser. 01-T8, Class A1, 7 1/2s, 2041                                               1,392,485
      5,407,852  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              5,775,950
      3,324,844  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              3,552,939
        704,716  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 753,892
        865,333  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                 925,011
        356,777  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 381,159
      9,103,716  Ser. 02-T6, Class A2, 7 1/2s, 2041                                               9,719,041
        731,891  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                782,892
      7,629,589  Ser. 02-T16, Class A3, 7 1/2s, 2042                                              8,169,681
      2,480,643  Ser. 02-T18, Class A4, 7 1/2s, 2042                                              2,656,565
      9,480,733  Ser. 02-T19, Class A3, 7 1/2s, 2042                                             10,150,535
        210,520  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 224,220
      2,511,093  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               2,686,321
     11,696,987  Ser. 02-W4, Class A5, 7 1/2s, 2042                                              12,518,057
      5,175,960  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                               5,536,227
      1,802,868  Ser. 02-W7, Class A5, 7 1/2s, 2029                                               1,930,408
      2,567,724  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                              2,750,832
      6,209,808  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              6,650,268
        735,256  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                788,660
      4,585,566  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                               4,920,639
      2,929,408  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              3,140,133
      1,597,683  Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                             1,713,360
        725,332  Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                776,332
     33,387,447  Ser. 03-22, Class IO, IO, 6s, 2033                                               5,741,102
      9,685,894  Ser. 03-58, Class ID, IO, 6s, 2033                                               1,682,924
     12,628,655  Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                           1,073,436
     19,297,361  Ser. 03-118, Class SF, IO, 5.57s, 2033                                           2,273,470
      3,292,501  Ser. 02-36, Class QH, IO, 5.52s, 2029                                              111,875
     49,183,384  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              9,640,712
     10,005,557  Ser. 331, Class 1, IO, 5 1/2s, 2032                                              1,700,945
      6,062,389  Ser. 333, Class 2, IO, 5 1/2s, 2033                                              1,196,848
      4,792,740  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                940,575
      5,084,078  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                               83,854
      8,483,492  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                              426,856
      1,074,765  Ser. 03-15, Class PK, IO, 5 1/2s, 2026                                              45,033
        538,000  Ser. 03-29, Class IG, IO, 5 1/2s, 2031                                             133,278
      5,497,398  Ser. 03-42, Class JI, IO, 5 1/2s, 2028                                             226,768
      4,202,702  Ser. 03-24, Class UI, IO, 5s, 2031                                                 662,911
      7,914,017  Ser. 343, Class 25, IO, 4 1/2s, 2018                                             1,164,844
      4,499,549  Ser. 343, Class 26, IO, 4 1/2s, 2018                                               687,587
     10,791,213  Ser. 03-W12, Class 2, IO, 2.217s, 2043                                             672,926
     45,849,029  Ser. 03-W10, Class 1, IO, 1.988s, 2043                                           2,235,140
     17,348,899  Ser. 03-W10, Class 3, IO, 1.962s, 2043                                             867,445
        316,461  Ser. 03-W10, Class 1A1, 1.701s, 2032                                               315,765
     82,732,554  Ser. 03-W8, Class 12, IO, 1.641s, 2042                                           3,941,560
     18,717,897  Ser. 03-W3, Class 2IO2, IO, 1.6s, 2042                                             204,188
     22,761,640  Ser. 03-W6, Class 11, IO, 1.599s, 2042                                             241,916
     20,658,212  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                            673,463
     48,735,474  Ser. 03-W8, Class 11, IO, 1.065s, 2042                                             195,960
            552  Ser. 92-15, Class L, IO, 1.037s, 2022                                                5,819
     44,057,438  Ser. 03-49, Class SV, IO, 1s, 2033                                               1,261,646
    134,135,044  Ser. 03-T2, Class 2, IO, 0.997s, 2042                                            3,210,443
     20,998,093  Ser. 03-W6, Class 21, IO, 0.898s, 2042                                              52,409
     33,192,968  Ser. 03-W6, Class 51, IO, 0.678s, 2042                                             608,719
     47,583,254  Ser. 03-W3, Class 2IO1, IO, 0.673s, 2042                                           961,450
     60,731,370  Ser. 03-18, Class X1, IO, 0.654s, 2042                                           1,087,802
     62,787,240  Ser. 01-T12, Class IO, 0.569s, 2041                                                924,579
        671,049  Ser. 01-50, Class B1, IO, 0.478s, 2041                                               7,909
     73,962,243  Ser. 03-W2, Class 1, IO, 0.469s, 2042                                              954,894
     15,358,325  Ser. 02-T4, IO, 0.45s, 2041                                                        170,338
     46,797,282  Ser. 03-W3, Class 1, IO, 0.436s, 2042                                              557,108
     47,788,737  Ser. 02-T1, Class IO, IO, 0.425s, 2031                                             504,715
     47,997,875  Ser. 03-W6, Class 3, IO, 0.366s, 2042                                              488,423
     50,498,807  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                             493,992
     21,074,538  Ser. 352, Class 1, PO, zero %, 2034                                             17,084,371
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
        625,020  Ser. T-42, Class A6, 9 1/2s, 2042                                                  687,270
            790  Ser. T-41, Class 3A, 7 1/2s, 2032                                                      843
        834,533  Ser. T-42, Class A5, 7 1/2s, 2042                                                  892,386
      3,849,959  Ser. T-51, Class 2A, 7 1/2s, 2042                                                4,107,535
      8,276,724  Ser. T-57, Class 1A3, 7 1/2s, 2043                                               8,856,094
      3,061,914  Ser. T-58, Class 4A, 7 1/2s, 2043                                                3,272,435
     11,450,359  Ser. T-60, Class 1A3, 7 1/2s, 2044                                              12,241,579
     30,616,341  Ser. T-56, Class A, IO, 1.285s, 2043                                               459,245
     31,506,115  Ser. T-56, Class 3, IO, 0.346s, 2043                                               333,965
     37,148,022  Ser. T-56, Class 1, IO, 0.286s, 2043                                               290,126
     36,261,787  Ser. T-56, Class 2, IO, 0.038s, 2043                                               101,896
     17,122,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                     19,600,748
     45,350,424  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 1.746s, 2033                                                 3,778,611
                 First Union-Lehman Brothers Commercial
                 Mortgage Trust II
      3,492,000  Ser. 97-C2, Class F, 7 1/2s, 2029                                                4,092,201
      8,450,471  Ser. 97-C1, Class A3, 7.38s, 2029                                                8,849,021
      1,800,000  First Union-Lehman Brothers-Bank of
                 America 144A Ser. 98-C2, Class G, 7s,
                 2035                                                                             2,028,240
                 Freddie Mac
      7,334,660  IFB Ser. 2763, Class SC, 18.68s, 2032                                            8,493,973
      8,921,364  Ser. 2437, Class SB, IO, 5.52s, 2032                                               880,985
      6,658,483  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                              130,048
     11,993,800  Ser. 2581, Class IE, IO, 5 1/2s, 2025                                            1,210,624
      7,520,923  Ser. 2469, Class SH, IO, 5.02s, 2032                                               676,883
      7,817,885  Ser. 2828, Class GI, IO, 5.02s, 2034                                             1,055,647
     20,676,017  Ser. 2869, Class JS, IO, 4.77s, 2034                                             2,147,297
      4,321,191  Ser. 2882, Class SL, IO, 4.72s, 2034                                               510,127
      2,620,787  Ser. 2696, PO, zero %, 2033                                                      1,958,907
      1,157,778  G-Force CDO, Ltd. FRB Ser. 01-1A, Class
                 A, 3.1s, 2033 (Cayman Islands)                                                   1,159,002
                 G-Force CDO, Ltd. 144A
        942,000  Ser. 02-1A, Class E, 8 1/4s, 2037
                 (Cayman Islands)                                                                   978,650
        416,000  Ser. 02-1A, Class D, 7.61s, 2037 (Cayman
                 Islands)                                                                           453,879
      1,241,000  Ser. 03-1A, Class E, 6.58s, 2038 (Cayman
                 Islands)                                                                         1,253,216
                 GEBL 144A
      1,091,639  Ser. 04-2, Class D, 5 1/2s, 2034                                                 1,091,639
        409,365  Ser. 04-2, Class C, 5s, 2034                                                       409,365
      3,991,573  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 4.73s, 2014                                                                  3,996,562
                 GMAC Commercial Mortgage Securities,
                 Inc.
        488,000  Ser. 99-C3, Class F, 7.782s, 2036                                                  527,992
        790,545  Ser. 01-C2, Class A1, 6 1/4s, 2034                                                 826,831
      5,422,000  Ser. 04-C2, Class A4, 5.301s, 2038                                               5,660,568
      7,723,000  Ser. 03-C2, Class A2, 5.28s, 2040                                                8,174,023
                 GMAC Commercial Mortgage Securities,
                 Inc. 144A
      2,095,341  Ser. 99-C3, Class G, 6.974s, 2036                                                1,670,027
        484,591  FRN Ser. 02-FL1A, Class D, 3.7s, 2014                                              483,222
                 Government National Mortgage Association
      5,095,819  Ser. 03-114, Class SP, 12.51s, 2027                                              5,384,051
      9,958,848  Ser. 04-86, Class SW, IO, 4 1/4s, 2034                                             812,472
      1,900,934  Ser. 98-2, Class EA, Principal Only
                 (PO), zero %, 2028                                                               1,617,279
        277,775  Ser. 99-31, Class MP, PO, zero %, 2029                                             247,484
     40,159,000  Greenwich Capital Commercial Funding
                 Corp. 144A Ser. 05-GG3, Class XC, IO,
                 0.082s, 2042                                                                       645,877
                 GS Mortgage Securities Corp. II 144A
        748,000  FRB Ser. 03-FL6A, Class L, 5.73s, 2015                                             748,935
     32,853,671  Ser. 04-GG2, Class XC, IO, 0.088s, 2038                                            364,470
                 JP Morgan Chase Commercial Mortgage
                 Securities Corp. 144A
     33,672,819  Ser. 04-FL1A, Class X1A, IO, 0.896s,
                 2019                                                                               350,197
     58,380,172  Ser. 04-CBX, Class X1, IO, 0.073s, 2039                                          1,128,489
     21,000,000  Ser. 04-C3, Class X1, IO, 0.047s, 2042                                             360,360
                 LB Commercial Conduit Mortgage Trust
                 144A
        926,463  Ser. 99-C1, Class F, 6.41s, 2031                                                   922,061
        991,777  Ser. 99-C1, Class G, 6.41s, 2031                                                   958,094
                 LB-UBS Commercial Mortgage Trust 144A
     27,538,906  Ser. 04-C7, Class XCL, IO, 0.136s, 2036                                            609,574
     19,843,255  Ser. 04-C2, Class XCL, IO, 0.133s, 2036                                            571,486
     72,928,000  Lehman Brothers UBS 144a Ser. 05, Class
                 C1, IO, 0.124s, 2050                                                             1,598,363
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A
      2,250,000  FRN Ser. 03-LLFA, Class L, 6.2s, 2014                                            2,220,754
        826,000  FRB Ser. 04-LLFA, Class H, 3.43s, 2017                                             829,139
      1,721,597  FRB Ser. 03-C4, Class A, 3.03s, 2015                                             1,725,901
                 Merrill Lynch Mortgage Investors, Inc.
        826,000  Ser. 98-C3, Class E, 7.143s, 2030                                                  924,284
        295,857  Ser. 96-C2, Class A3, 6.96s, 2028                                                  306,880
      6,154,965  Ser. 96-C2, Class JS, IO, 2.13s, 2028                                              304,336
                 Merrill Lynch Mortgage Trust 144A
     20,210,000  Ser. 04-BPC1, Class XC, IO, 0.059s, 2041                                           391,569
     41,056,097  Ser. 04-KEY2, Class XC, IO, 0.05s, 2039                                            853,197
                 Mezz Cap Commercial Mortgage Trust 144A
      4,225,668  Ser. 04-C1, Class X, IO, 6.18s, 2037                                             1,878,607
      2,000,000  Ser. 04-C2, Class X, IO, 2.594s, 2034                                              797,813
                 Morgan Stanley Capital I 144A
      1,400,000  Ser. 96-C1, Class E, 7.443s, 2028                                                1,446,598
        498,000  Ser. 98-HF1, Class F, 7.18s, 2030                                                  540,183
      1,350,000  Ser. 04-RR, Class F5, 6s, 2039                                                   1,168,104
      2,030,000  Ser. 04-RR, Class F6, 6s, 2039                                                   1,690,389
      1,959,146  Morgan Stanley Dean Witter Capital I
                 Ser. 00-LIF2, Class A1, 6.96s, 2033                                              2,085,004
                 Morgan Stanley Dean Witter Capital I
                 144A
        558,200  FRB Ser. 01-XLF, Class D, 3.92s, 2013                                              558,199
        817,692  FRB Ser. 01-XLF, Class E, 3.87s, 2013                                              817,692
      1,389,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.103s, 2030                                                    1,503,170
                 PNC Mortgage Acceptance Corp. 144A
      4,971,000  Ser. 99-CM1, Class B3, 7.1s, 2032                                                5,438,011
        309,000  Ser. 00-C1, Class J, 6 5/8s, 2010                                                  273,734
      1,290,000  Ser. 00-C2, Class J, 6.22s, 2033                                                 1,343,135
                 Pure Mortgages 144A
      3,491,000  FRB Ser. 04-1A, Class F, 6.132s, 2034
                 (Ireland)                                                                        3,491,000
      1,374,000  Ser. 04-1A, Class E, 3.882s, 2034
                 (Ireland)                                                                        1,374,000
                 Salomon Brothers Mortgage Securities VII
      1,783,820  Ser. 96-C1, Class E, 8.384s, 2028                                                1,846,253
          1,960  Ser. 00-C2, Class A1, 7.298s, 2033                                                   1,985
     11,808,790  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.994s, 2015                                                                       105,193
      2,041,000  Starwood Asset Receivables Trust FRN
                 Ser. 02-1A, Class F, 3.894s, 2020                                                2,042,837
                 Starwood Asset Receivables Trust 144A
        989,086  FRB Ser. 03-1A, Class F, 3.63s, 2022                                               990,372
      1,252,238  FRB Ser. 03-1A, Class E, 3.58s, 2022                                             1,253,866
                 STRIPS 144A
        993,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           866,889
        673,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                           557,581
        443,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman
                 Islands)                                                                           389,884
        638,494  TIAA Real Estate CDO, Ltd. Ser. 01-C1A,
                 Class A1, 5.77s, 2016 (Cayman Islands)                                             647,050
     28,168,000  Wachovia Bank Commercial Mortgage Trust
                 144A Ser. 05-C16, Class XC, IO, 0.174s,
                 2041                                                                               572,163
                                                                                              -------------
                 Total Collateralized mortgage obligations (cost $463,056,691)                 $450,251,023

Corporate bonds and notes (16.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Basic Materials (0.9%)
-----------------------------------------------------------------------------------------------------------
       $905,000  Barrick Gold Corp. bonds 5.8s, 2034
                 (Canada)                                                                          $936,482
        465,000  Barrick Gold Finance, Inc. notes 4 7/8s,
                 2014 (Canada)                                                                      466,755
      1,850,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                         2,151,251
         70,000  Dow Chemical Co. (The) notes 6s, 2012                                               76,689
      1,950,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                         1,868,580
      1,100,000  Eastman Chemical Co. notes 3 1/4s, 2008                                          1,070,854
      2,000,000  Falconbridge, Ltd. bonds 5 3/8s, 2015
                 (Canada)                                                                         1,979,716
        970,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                         1,091,250
        610,000  ICI Wilmington, Inc. company guaranty 5
                 5/8s, 2013                                                                         635,569
      1,550,000  ICI Wilmington, Inc. company guaranty 4
                 3/8s, 2008                                                                       1,556,628
        770,000  Inco, Ltd. bonds 5.7s, 2015 (Canada)                                               803,795
        915,000  International Paper Co. notes 5.3s, 2015                                           941,741
      1,225,000  Lubrizol Corp. (The) sr. notes 5 1/2s,
                 2014                                                                             1,257,215
      1,268,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            1,407,480
      1,118,000  Monsanto Co. notes 4s, 2008                                                      1,117,220
        390,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                459,081
        670,000  Potash Corp. of Saskatchewan notes 7
                 3/4s, 2011 (Canada)                                                                791,313
        770,000  Praxair, Inc. notes 6 3/8s, 2012 (S)                                               861,764
      1,310,000  Weyerhaeuser Co. debs. 7.95s, 2025                                               1,654,298
        860,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                997,170
      1,225,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                              1,388,738
        335,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                   352,953
        615,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia)                                                                   618,705
                                                                                              -------------
                                                                                                 24,485,247

Capital Goods (0.7%)
-----------------------------------------------------------------------------------------------------------
        105,000  Boeing Capital Corp. sr. notes 6.1s,
                 2011                                                                               114,819
        990,000  Boeing Co. (The) debs. 6 7/8s, 2043                                              1,199,382
        225,000  Bunge, Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                268,227
      1,165,000  Bunge, Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                            1,168,853
        705,000  Bunge, Ltd. Finance Corp. notes 5 7/8s,
                 2013                                                                               755,175
        380,000  Litton Industries, Inc. sr. notes 8s,
                 2009                                                                               437,534
      1,680,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                         2,343,372
      1,900,000  Northrop Grumman Corp. company guaranty
                 7 1/8s, 2011                                                                     2,176,944
        235,000  Raytheon Co. bonds 5 3/8s, 2013                                                    245,900
        825,000  Raytheon Co. debs. 7s, 2028                                                        978,961
        797,000  Raytheon Co. debs. 6s, 2010                                                        860,881
      1,410,000  Raytheon Co. notes 8.3s, 2010                                                    1,660,902
      1,105,000  Raytheon Co. notes 4.85s, 2011                                                   1,127,075
      1,135,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                         1,258,007
      1,315,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                         1,365,533
      1,640,000  Waste Management, Inc. sr. notes 7 3/8s,
                 2010                                                                             1,873,274
                                                                                              -------------
                                                                                                 17,834,839

Communication Services (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,135,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                            1,207,154
        345,000  AT&T Wireless Services, Inc. notes 8
                 1/8s, 2012                                                                         416,710
      2,000,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                       2,750,814
      3,345,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                       3,932,720
      1,800,000  Bellsouth Capital Funding notes 7 3/4s,
                 2010                                                                             2,076,055
        910,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                         907,725
      2,165,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                              2,569,556
      2,615,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030
                 (Netherlands)                                                                    3,526,615
        920,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                         1,279,035
      3,785,000  France Telecom notes 7 3/4s, 2011
                 (France)                                                                         4,516,796
      1,450,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                 1,926,245
        470,000  New England Telephone & Telegraph Co.
                 debs. 7 7/8s, 2029                                                                 581,528
      2,590,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      2,687,125
        500,000  SBC Communications, Inc. notes 5.1s,
                 2014                                                                               503,601
        495,000  SBC Communications, Inc. notes 4 1/8s,
                 2009                                                                               491,470
      3,550,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       4,101,989
      4,930,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                       5,513,219
      1,365,000  Telecom Italia Capital SA company
                 guaranty 6 3/8s, 2033 (Luxembourg)                                               1,448,421
      1,575,000  Telecom Italia Capital SA company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                               1,604,383
      1,810,000  Telecom Italia Capital SA 144A company
                 guaranty 4s, 2010 (Luxembourg)                                                   1,764,822
      1,125,000  Telefonica Europe BV company guaranty 8
                 1/4s, 2030 (Netherlands)                                                         1,549,420
      1,030,000  United States Cellular Corp. notes 6.7s,
                 2033                                                                             1,116,440
        390,000  Verizon Global Funding Corp. notes 7
                 3/4s, 2030 (S)                                                                     493,047
      4,740,000  Verizon New England, Inc. sr. notes 6
                 1/2s, 2011                                                                       5,218,939
      1,420,000  Verizon Virginia, Inc. debs. Ser. A, 4
                 5/8s, 2013                                                                       1,383,120
      1,050,000  Verzon New Jersey, Inc. debs. 8s, 2022                                           1,300,388
        895,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                 1,185,212
      1,385,000  Vodafone Group PLC notes 7 3/4s, 2010
                 (United Kingdom)                                                                 1,598,085
                                                                                              -------------
                                                                                                 57,650,634

Conglomerates (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,670,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                   1,962,749
      2,467,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                               2,763,588
                                                                                              -------------
                                                                                                  4,726,337

Consumer Cyclicals (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,770,000  Cendant Corp. notes 6 1/4s, 2010                                                 1,902,780
      2,150,000  Cendant Corp. sr. notes 7 3/8s, 2013 (S)                                         2,494,107
        495,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                               553,270
      1,335,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         1,368,817
      4,365,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                              4,836,058
        330,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 6 1/2s, 2013                                                              358,763
      1,040,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011 (S)                                                           1,155,845
      2,875,000  Ford Motor Co. debs. 9.98s, 2047                                                 3,534,962
      5,185,000  Ford Motor Credit Corp. notes 7 3/8s,
                 2009                                                                             5,521,201
      2,265,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                         2,292,153
        630,000  General Motors Acceptance Corp. notes 6
                 7/8s, 2012                                                                         628,627
        315,000  General Motors Corp. notes 7.2s, 2011                                              316,077
      1,105,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                          1,110,836
      1,790,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                           2,103,340
        914,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                      1,030,530
      1,570,000  Lennar Corp. company guaranty Ser. B,
                 9.95s, 2010 (S)                                                                  1,674,012
        945,000  Nordstrom, Inc. debs. 6.95s, 2028                                                1,090,278
        465,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       517,313
        555,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                           616,050
        705,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011 (S)                                                                     817,730
      1,570,000  RadioShack Corp. notes 7 3/8s, 2011                                              1,781,725
        780,000  Ryland Group, Inc. (The) notes 5 3/8s,
                 2015                                                                               785,414
                                                                                              -------------
                                                                                                 36,489,888

Consumer Staples (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,245,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031
                 (S)                                                                              1,533,564
        505,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         623,840
        450,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                           500,134
      1,020,000  Clear Channel Communications, Inc. sr.
                 notes 5 3/4s, 2013 (S)                                                           1,040,550
        660,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                             772,733
        910,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                           1,027,621
        445,000  Cox Communications, Inc. notes 7 3/4s,
                 2010                                                                               509,100
      2,905,000  Cox Communications, Inc. 144A notes
                 5.45s, 2014                                                                      2,931,279
        930,000  Cox Communications, Inc. 144A notes 4
                 5/8s, 2010                                                                         926,043
      1,665,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                             1,777,189
      1,034,633  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                     1,094,311
      1,110,000  Diageo PLC company guaranty 8s, 2022
                 (United Kingdom)                                                                 1,471,284
      2,740,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                             3,001,026
        190,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                  238,426
      2,435,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                       2,539,291
      4,795,000  Jones Intercable, Inc. sr. notes 7 5/8s,
                 2008                                                                             5,271,580
      4,365,000  Kraft Foods, Inc. notes 6 1/4s, 2012                                             4,802,792
         30,000  Liberty Media Corp. bonds 7 7/8s, 2009                                              33,068
      1,655,000  Liberty Media Corp. sr. notes 5.7s, 2013                                         1,620,258
      2,160,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013                                                                             2,269,791
        975,000  News America, Inc. debs. 7 1/4s, 2018                                            1,126,351
      1,725,000  News America, Inc. 144A bonds 6.2s, 2034 (S)                                     1,779,441
        525,000  TCI Communications, Inc. debs. 9.8s, 2012                                          680,123
      2,290,000  TCI Communications, Inc. debs. 8 3/4s,
                 2015                                                                             2,941,152
      1,820,000  TCI Communications, Inc. debs. 7 7/8s,
                 2013                                                                             2,192,549
        795,000  Time Warner, Inc. debs. 9.15s, 2023                                              1,083,575
      3,795,000  Time Warner, Inc. debs. 9 1/8s, 2013                                             4,862,071
        685,000  Turner Broadcasting System, Inc. sr.
                 notes 8 3/8s, 2013                                                                 844,557
        640,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                               757,896
        745,000  USA Interactive Corp. notes 7s, 2013 (S)                                           830,387
        765,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                           940,232
                                                                                              -------------
                                                                                                 52,022,214

Energy (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,210,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                             1,364,957
        844,000  BRL Universal Equipment sec. notes 8 7/8s, 2008                                    881,980
        735,000  Buckeye Partners LP notes 5.3s, 2014                                               754,568
        810,000  Chesapeake Energy Corp. 144A sr. notes 6 3/8s, 2015                                826,200
        735,000  Enbridge Energy Partners LP sr. notes 5.35s, 2014                                  749,974
      1,610,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                       1,812,834
      1,950,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                               1,970,423
        345,000  MidAmerican Energy Holdings Co. sr.
                 notes 3 1/2s, 2008                                                                 337,636
      3,120,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                       3,203,126
      1,100,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,259,821
        940,000  Petro-Canada, Ltd. bonds 5.35s, 2033
                 (Canada)                                                                           901,367
      1,420,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                     1,592,080
        770,000  Sunoco, Inc. notes 4 7/8s, 2014                                                    766,694
        420,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                            493,085
                                                                                              -------------
                                                                                                 16,914,745

Financial (5.9%)
-----------------------------------------------------------------------------------------------------------
      1,695,000  Allfirst Financial, Inc. sub. notes 7.2s, 2007                                   1,823,160
      4,265,000  Associates First Capital Corp. debs. 6.95s, 2018 (S)                             4,999,126
      5,285,000  Associates First Capital Corp. sub.
                 debs. 8.15s, 2009                                                                6,137,571
      2,070,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                             2,406,928
      1,350,000  Bank of America Corp. sr. notes 5 3/8s,
                 2014                                                                             1,421,727
      2,415,000  Bank of America Corp. sub. notes 7 3/4s,
                 2015                                                                             2,929,864
      5,540,000  Bank of America Corp. sub. notes 7.4s,
                 2011                                                                             6,417,819
        735,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                          714,286
        515,000  Bank One Corp. sub. notes 5 1/4s, 2013                                             532,284
      5,325,000  Bank United Corp. notes Ser. A, 8s, 2009                                         6,068,216
        980,000  Block Financial  Corp. notes 5 1/8s,
                 2014                                                                               973,080
        250,000  Capital One Bank notes 6 1/2s, 2013                                                274,666
        735,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                         751,963
        775,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                         835,155
      1,035,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010 (R)                                                            1,042,959
        155,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             183,690
        210,000  CIT Group, Inc. sr. notes 5s, 2015                                                 210,325
      4,820,000  CIT Group, Inc. sr. notes 5s, 2014                                               4,859,307
      3,430,000  Citigroup, Inc. debs. 6 5/8s, 2028                                               3,970,088
      4,379,000  Citigroup, Inc. sub. notes 5s, 2014                                              4,445,828
        870,000  Colonial Properties Trust notes 6 1/4s,
                 2014 (R)                                                                           931,869
      2,240,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. MTNL, 4s, 2011                                                     2,173,003
      1,040,000  Credit Suisse First Boston USA, Inc.
                 notes 4 7/8s, 2015                                                               1,035,681
        600,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010 (R)                                                             594,694
      2,400,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                       2,327,748
      4,955,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                       5,351,118
         65,000  FleetBoston Financial Corp. sub. notes 7
                 3/8s, 2009                                                                          73,889
      5,215,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                           6,427,404
      2,165,000  Fund American Cos., Inc. notes 5 7/8s,
                 2013                                                                             2,222,902
      1,000,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032 (S)                                                         1,199,084
      1,190,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                 1,300,622
        280,000  General Electric Capital Corp. notes
                 Ser. MTNA, 6 1/8s, 2011                                                            306,365
      2,315,000  Goldman Sachs Group, Inc. (The) notes 5
                 1/8s, 2015                                                                       2,343,551
      2,020,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013 (S)                                                                   2,007,778
        790,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                903,279
      1,300,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                       1,498,477
      1,310,000  Heller Financial, Inc. notes 7 3/8s,
                 2009                                                                             1,483,803
        880,000  Heritage Property Investment Trust
                 company guaranty 5 1/8s, 2014 (R)                                                  853,008
      2,585,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                   2,869,802
      4,090,000  Household Finance Corp. notes 8s, 2010                                           4,793,934
      6,135,000  Household Finance Corp. notes 7s, 2012                                           7,021,747
        710,000  HRPT Properties Trust bonds 5 3/4s, 2014
                 (R)                                                                                735,379
        660,000  HRPT Properties Trust notes 6 1/4s, 2016
                 (R)                                                                                706,340
      3,430,000  HSBC Finance Corp. notes 6 3/4s, 2011                                            3,849,311
      3,270,000  International Lease Finance Corp. notes
                 4 3/4s, 2012                                                                     3,283,103
      2,440,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                      2,459,432
        305,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           346,889
      1,370,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                              1,438,820
      1,090,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                 1,272,737
      2,195,000  JPMorgan Chase & Co. sub. notes 5 1/8s,
                 2014                                                                             2,236,053
        655,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013 (R)                                                                    661,936
      1,095,000  Lehman Brothers Holdings, Inc. notes 6
                 5/8s, 2012 (S)                                                                   1,226,998
         30,000  Lehman Brothers Holdings, Inc. notes 4
                 1/4s, 2010                                                                          29,910
        630,000  Loews Corp. notes 5 1/4s, 2016                                                     626,296
        955,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                       970,441
        665,000  MetLife, Inc. sr. notes 6 1/8s, 2011                                               726,963
      1,060,000  Morgan Stanley Dean Witter & Co. sr.
                 notes 6 3/4s, 2011                                                               1,190,348
        105,000  National City Bank bonds 4 5/8s, 2013                                              104,689
      2,795,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                     3,064,894
        815,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                 835,890
      3,590,000  Nordea Bank Finland PLC sub. notes 6
                 1/2s, 2009 (Finland)                                                             3,902,215
        965,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                   1,062,258
      3,155,000  PNC Funding Corp. bonds 5 1/4s, 2015 (S)                                         3,219,883
      1,580,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                       1,574,890
      2,660,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                          2,770,467
      1,435,000  Protective Life Corp. notes 4.3s, 2013
                 (S)                                                                              1,384,244
      2,565,000  Prudential Financial, Inc. notes Ser.
                 MTNB, 4 1/2s, 2013                                                               2,507,174
        870,000  Simon Property Group LP notes 5 5/8s,
                 2014 (R)                                                                           906,604
      2,445,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                       2,536,834
      1,490,000  Steers Delaware Business Trust 144A
                 notes 5.565s, 2005                                                               1,514,019
      2,080,000  Suncorp-Metway, Ltd. 144A FRN 3 1/2s,
                 2013 (Australia)                                                                 2,038,653
        995,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                 982,268
      5,000,000  UBS AG/Jersey Branch FRN 5.51s, 2008
                 (United Kingdom)                                                                 5,275,000
        700,000  Vornado Realty Trust notes 4 3/4s, 2010
                 (R)                                                                                698,194
      4,685,000  Wachovia Bank NA/Old bonds 4 7/8s, 2015                                          4,708,926
        705,000  Wachovia Corp. sub. notes 5 1/4s, 2014
                 (S)                                                                                728,419
                                                                                              -------------
                                                                                                160,294,277

Health Care (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,660,000  American Home Products Corp. notes
                 6.95s, 2011                                                                      4,106,524
      1,320,000  Bayer Corp. 144A FRB 6.2s, 2008                                                  1,398,289
      1,215,000  HCA, Inc. sr. notes 6.95s, 2012                                                  1,279,385
      1,130,000  Hospira, Inc. notes 4.95s, 2009                                                  1,152,140
        685,000  WellPoint, Inc. 144A notes 5s, 2014                                                689,192
        685,000  WellPoint, Inc. 144A notes 4 1/4s, 2009                                            681,987
                                                                                              -------------
                                                                                                  9,307,517

Technology (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,210,000  Computer Associates International, Inc.
                 144A sr. notes 5 5/8s, 2014                                                      1,231,331
      1,085,000  Fiserv, Inc. notes 4s, 2008                                                      1,084,210
        630,000  Motorola, Inc. notes 7 5/8s, 2010                                                  730,043
      1,290,000  Motorola, Inc. notes 4.608s, 2007                                                1,308,900
        915,000  SunGard Data Systems, Inc. bonds 4 7/8s,
                 2014                                                                               895,188
                                                                                              -------------
                                                                                                  5,249,672

Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
      2,189,863  Continental Airlines, Inc. pass-through
                 certificates Ser. 97-4A, 6.9s, 2018                                              2,146,065
        613,220  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-1A, 6.648s, 2017                                              588,691
      1,275,000  CSX Corp. notes 6 3/4s, 2011                                                     1,424,294
        495,000  CSX Corp. notes 6 1/4s, 2008                                                       531,509
      3,010,000  Norfolk Southern Corp. notes 7.05s, 2037                                         3,689,721
        155,000  Norfolk Southern Corp. sr. notes 6 3/4s,
                 2011                                                                               174,066
        149,440  Northwest Airlines Corp. pass-through
                 certificates Ser. 99-2A, 7.575s, 2019                                              151,880
      2,200,000  Union Pacific Corp. notes 6.65s, 2011                                            2,455,871
        470,000  Union Pacific Corp. 144A pass-through
                 certificates 5.214s, 2014                                                          476,519
                                                                                              -------------
                                                                                                 11,638,616

Utilities & Power (2.2%)
-----------------------------------------------------------------------------------------------------------
        875,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                       913,399
        640,000  AEP Texas North Co. sr. notes Ser. B, 5
                 1/2s, 2013                                                                         668,199
      1,115,000  Atmos Energy Corp. notes 4.95s, 2014                                             1,110,336
        380,000  Carolina Power & Light Co. 1st mtge. 6
                 1/8s, 2033                                                                         418,170
      1,735,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                     2,011,738
      1,670,000  Cleveland Electric Illuminating Co.
                 (The) sr. notes 5.65s, 2013                                                      1,730,649
        375,000  Consolidated Natural Gas Co. sr. notes
                 5s, 2014                                                                           377,465
      3,185,000  Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013                              3,313,394
        340,000  Consumers Energy Co. 1st. mtge. 5s, 2015                                           340,677
      1,035,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                               1,060,183
      2,035,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                       2,063,280
      2,970,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                       3,456,946
      2,555,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011 (S)                                                                  2,880,844
        125,000  FirstEnergy Corp. notes Ser. B, 6.45s,
                 2011                                                                               135,651
      1,285,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033 (S)                                                                  1,423,767
        825,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         874,828
        680,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   733,570
      2,095,000  Kinder Morgan, Inc. sr. notes 6 1/2s,
                 2012                                                                             2,310,849
      2,940,000  Monongahela Power Co. 1st mtge. 5s, 2006                                         2,981,769
        980,000  National Fuel Gas Co. notes 5 1/4s, 2013                                         1,002,011
      1,118,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              1,291,290
        370,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                       370,925
      1,760,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010 (S)                                                                 2,064,256
      2,635,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                         3,222,154
        490,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         600,380
      2,405,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                       2,661,527
      1,590,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                      1,718,141
        715,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         718,228
        490,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                         484,461
      1,570,000  PacifiCorp Sinking Fund 1st mtge. 5.45s,
                 2013                                                                             1,660,079
      1,080,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                          1,120,254
      1,745,215  Power Receivable Finance, LLC 144A sr. notes 6.29s,
                 2012 (S)                                                                         1,827,258
        790,000  PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s,
                 2007                                                                               864,028
        785,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                   792,758
      1,130,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                           1,207,408
      1,605,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                       1,771,065
        995,000  Rochester Gas & Electric notes 6 3/8s,
                 2033                                                                             1,108,588
      1,010,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                         1,106,221
      1,285,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                         1,312,491
        470,000  Southern California Edison Co. 1st.
                 mtge. 5s, 2016                                                                     474,172
        875,000  Tampa Electric Co. notes 6 7/8s, 2012                                              991,469
        440,000  TGT Pipeline Co. 144A notes 5 1/2s, 2017                                           445,375
        390,000  Westar Energy, Inc. 1st mtge. 5.15s,
                 2017                                                                               392,954
        840,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         907,742
      1,098,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       1,227,015
        235,965  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON) (F)                                                 24
                                                                                              -------------
                                                                                                 60,147,988
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $438,101,470)                          $456,761,974

Municipal bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
     $1,075,000  IL State G.O. Bonds, 5.1s, 6/1/33                                Aa3            $1,068,959
      1,795,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                            Aaa             1,753,859
      1,770,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                   Aa3             1,958,788
                                                                                              -------------
                 Total Municipal bonds and notes (cost $4,640,000)                               $4,781,606

Short-term investments (27.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $23,382,649  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 2.29% to 2.65% and
                 due dates ranging from February 1, 2005
                 to March 22, 2005 (d)                                                          $23,370,925
    540,245,344  Putnam Prime Money Market Fund (e)                                             540,245,344
     18,715,000  Atlantic Asset Securitization Corp. zero %,
                 February 10, 2005                                                               18,704,005
     16,992,000  Falcon Asset Securitization Corp. zero %,
                 February 14, 2005                                                               16,977,151
     35,000,000  Goldman Sachs Group, Inc. zero %,
                 February 1, 2005                                                                35,000,000
     14,000,000  Goldman Sachs Group, Inc. zero %,
                 February 14, 2005                                                               13,987,766
     21,819,000  Jupiter Securitization Corp. zero %,
                 February 10, 2005                                                               21,805,908
     15,000,000  Park Granada, LLC zero %, February 1,
                 2005                                                                            15,000,000
     50,000,000  Ranger Funding Co., LLC zero %, February
                 9, 2005                                                                         49,974,111
      4,950,000  U.S. Treasury Bill zero %, March 31,
                 2005 (SEG)                                                                       4,932,730
                                                                                              -------------
                 Total Short-term investments (cost $739,997,940)                              $739,997,940
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,493,660,301) (b)                                 $3,487,114,254
-----------------------------------------------------------------------------------------------------------





Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                                Aggregate      Expiration     appreciation/
                                                Value          face value            date    (depreciation)
-----------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)             $2,007,563     $1,997,034          Mar-05           $10,529
Euro 90 day (Long)                              10,914,750     10,943,948          Mar-05           (29,198)
Euro 90 day (Long)                               2,176,425      2,189,513          Jun-05           (13,088)
Euro 90 day (Long)                               2,171,025      2,181,526          Sep-05           (10,501)
Euro 90 day (Long)                               2,166,863      2,174,663          Dec-05            (7,800)
U.S. Treasury Note 5 yr (Short)                600,875,000    600,397,835          Mar-05          (477,165)
U.S. Treasury Note 10 yr (Long)                515,299,219    512,087,035          Mar-05         3,212,184
U.S. Treasury Note 30 yr (Long)                256,216,406    252,221,019          Mar-05         3,995,387
-----------------------------------------------------------------------------------------------------------
                                                                                                 $6,680,348
-----------------------------------------------------------------------------------------------------------


TBA sale commitments outstanding at January 31, 2005 (Unaudited)
(proceeds receivable $198,019,422)

                                                                Principal      Settlement
Agency                                                             amount            date             Value
-----------------------------------------------------------------------------------------------------------
FHLMC 6 1/2s, February 1, 2035                                $32,200,000         2/10/05       $33,757,173
FNMA  5s, February 1, 2035                                     64,000,000         2/10/05        63,840,000
FNMA  5 1/2s, February 1, 2035                                 51,700,000         2/10/05        52,637,062
FNMA  6 1/2s, February 1, 2035                                 46,000,000         2/10/05        48,134,685
-----------------------------------------------------------------------------------------------------------
                                                                                               $198,368,920
-----------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at January 31, 2005 (Unaudited)

                                                                                                 Unrealized
                                                                 Notional     Termination     appreciation/
                                                                   amount            date    (depreciation)
-----------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated January 12, 2005
to receive semi-annually the notional amount multiplied by
4.106% and pay quarterly the notional amount multiplied by
the three month USD-LIBOR.                                   $134,600,000         1/14/10          $306,908

Agreement with Bank of America, N.A. dated January 26, 2004
to receive semi-annually the notional amount multiplied by
5.2125% and pay quarterly the notional amount multiplied by
the three month USD-LIBOR.                                     91,608,000         1/28/24         3,852,828

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by
3.965% and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                                  70,599,000        12/22/09           195,305

Agreement with Bank of America, N.A. dated December 2,  2003 to pay semi-annually the notional amount multiplied by
2.444% and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                                   8,767,000         12/5/05            53,741

Agreement with Bank of America N.A. dated December 12, 2003
to pay semi-annually the notional amount multiplied by
2.1125% and receive quarterly the notional amount multiplied
by the three month USD-LIBOR.                                   5,687,000        12/16/05            55,908

Agreement with Credit Suisse First Boston International
dated October 5, 2004 to receive semi-annually the notional
amount multiplied by 4.624% and pay quarterly the notional
amount multiplied by the three month USD-LIBOR.                55,240,000         10/7/14         1,299,248

Agreement with Credit Suisse First Boston International
dated July 7, 2004 to receive semi-annually the notional
amount multiplied by 2.931% and pay quarterly the notional
amount multiplied by the three month USD-LIBOR.                34,147,400          7/9/06          (234,663)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually the notional amount
multiplied by 5.7756%.                                         54,861,045          8/2/22         7,446,465

Agreement with Deutsche Bank AG dated July 31, 2002 to
receive semi-annually the notional amount multiplied by the
three month USD-LIBOR-BBA and pay quarterly the notional
amount multiplied by 5.86%.                                    61,565,504          8/2/32        (9,706,402)

Agreement with Goldman Sachs Capital Markets, L.P. dated
August 8, 2002 to pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA and receive
semi-annually the notional amount multiplied by 5.601%.        54,861,045         8/12/22         6,091,760

Agreement with Goldman Sachs Capital Markets, L.P. dated
August 8, 2002 to receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA and pay
semi-annually the notional amount multiplied by 5.689%.        61,565,504         8/12/32        (8,140,871)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional
amount multiplied by 2.23762% and pay quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            72,256,000         12/9/05          (597,664)

Agreement with Lehman Brothers Special Financing, Inc. dated
July 31, 2002 to receive semi-annually the notional amount
multiplied by 5.7756% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                   54,861,045          8/2/22         7,403,147

Agreement with Lehman Brothers Special Financing, Inc. dated
July 31, 2002 to pay semi-annually the notional amount
multiplied by 5.152% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            53,317,584          8/2/12        (3,902,891)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.999% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            33,294,000         1/26/06           407,378

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.009% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            32,489,000         1/23/06           391,047

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.008% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            32,489,000         1/23/06           391,047

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 2.007% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            17,454,000         1/26/06           212,369

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            17,662,000        12/16/13          (236,266)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.71% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            14,151,000        12/15/13          (328,074)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.408% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            10,740,000         1/23/14            20,851

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.419% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            10,740,000         1/23/14            12,857

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 2.235% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.             3,382,000        12/15/05            29,016

Agreement with Merrill Lynch Capital Services, Inc. dated
August 8, 2002 to pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA and receive
semi-annually the notional amount multiplied by 5.601%.        54,861,045         8/12/22         6,188,256

Agreement with Merrill Lynch Capital Services, Inc. dated
August 8, 2002 to receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA and pay
semi-annually the notional amount multiplied by 4.94%.         53,317,584         8/13/12        (3,053,850)

Agreement with Morgan Stanley Capital Services, Inc. dated
September 28, 2000 to pay semi-annually the notional amount
multiplied by 6.94% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.            28,000,000         10/2/10        (4,521,331)
-----------------------------------------------------------------------------------------------------------
                                                                                                 $3,636,119
-----------------------------------------------------------------------------------------------------------


Total return swap contracts outstanding at January 31, 2005 (Unaudited)

                                                                 Notional     Termination        Unrealized
                                                                   amount            date      appreciation
-----------------------------------------------------------------------------------------------------------
Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor and an accrual
of 25 basis points plus the beginning of the period nominal
spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional
amount multiplied by the nominal spread depreciation of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor.      $19,200,000         7/31/05           $30,966

Agreement with Citigroup Financial Products, Inc. dated
January 25, 2005 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and an accrual of -5
basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount
multiplied by the nominal spread depreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor.                        19,200,000         7/31/05            17,297

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 31, 2004 to pay at maturity the notional amount
multiplied by the spread depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor and receive at maturity the
notional amount multiplied by the appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
plus 43 basis points.                                          31,354,337          6/1/05            92,582

Agreement with Goldman Sachs Capital Markets, L.P. dated
October 29, 2004 to receive at maturity the notional amount
multiplied by the nominal spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor and an accrual
of 25 basis points plus the beginning of the period nominal
spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at maturity the notional
amount multiplied by the nominal spread depreciation of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index adjusted by a modified duration factor.       45,685,435          5/1/05           177,920

Agreement with Deutsche Bank AG dated December 29, 2004 to
receive at maturity the notional amount multiplied by the
nominal spread appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index adjusted by a
modified duration factor and an accrual of 7 basis points
plus the beginning of the period nominal spread of the
Lehman Brothers AAA Commercial Mortgage Backed Securities
Index and pay at maturity the notional amount multiplied by
the nominal spread depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index and an accrual
of 7 basis points plus the beginning of the period nominal
spread of the Lehman Brothers AAA Commercial Mortgage Backed
Securities Index.                                              23,785,500          4/1/05            64,620

Agreement with Goldman Sachs Capital Markets, L.P. dated
December 29, 2004 to pay at maturity the notional amount
multiplied by the spread depreciation of the Lehman Brothers
AAA Commercial Mortgage Backed Securities Index adjusted by
a modified duration factor and receive at maturity the
notional amount multiplied by the appreciation of the Lehman
Brothers AAA Commercial Mortgage Backed Securities Index
plus 8 basis points.                                          240,139,001          7/1/05           644,532

Agreement with Lehman Brothers Special Financing, Inc. dated
August 12, 2004 to receive (pay) monthly the notional amount multiplied by the return of Lehman Brothers CMBS
ERISA-Eligible Index and pay monthly the one month
USD-LIBOR-BBA less 25 basis points.                            30,960,828          3/1/05           178,016
-----------------------------------------------------------------------------------------------------------
                                                                                                 $1,205,933
-----------------------------------------------------------------------------------------------------------


Credit default contracts outstanding at January 31, 2005 (Unaudited)
                                                                                                 Unrealized
                                                                                 Notional      appreciation/
                                                                                   amount     (depreciation)
-----------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. effective August 11,
2004, maturing on April 15, 2010, to receive a premium equal to 4.41761% times the notional amount.  Upon a credit
default event of News Corp. Libor plus 85, 2010, the fund
makes a payment of the proportional notional amount times
the difference between the par value and the then-market
value of News Corp. Libor plus 85, 2010.                                       $1,550,000           $27,243

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.35% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                      3,265,778           168,294

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.55625%
and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS
securities.                                                                     3,265,778           102,654

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                      1,632,889            78,256

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.433% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                      1,224,667            55,533

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.475% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        816,444            34,419

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.5% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        408,222            26,849

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is
reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a
payment of the outstanding notional amount times 2.6% and
the fund pays in the event of a credit default in one of the
underlying securities in the basket of BB CMBS securities.                        408,222             4,216

Agreement with Bank of America, N.A. effective November 24,
2004, maturing on April 15, 2010, to receive a premium equal to 2.58316% times the notional amount.  Upon a credit
default event of any News Corp. senior note or bond, the
fund makes a payment of the proportional notional amount
times the difference between the par value and the
then-market value of the defaulted News Corp. senior note or
bond.                                                                             930,000               122

Agreement with Deutsche Bank AG effective September 9, 2004, maturing on September 20, 2014, to receive a quarterly
payment of 0.58% times the notional amount.  Upon a credit
default event of any CVS senior note, the fund makes a
payment of the proportional notional amount times the
difference between the par value and the then-market value
of any CVS senior note.                                                           940,000            11,571

Agreement with Merrill Lynch International effective July 1,
2004, maturing on July 1, 2007, to receive a premium equal
to 1.4413% times the notional amount.  Upon a credit default event of Consolidated Natural Gas, 6.625%, December 12,
2008, the fund makes a payment of the proportional notional
amount times the difference between the par value and the
then-market value of Consolidated Natural Gas, 6.625%,
December 12, 2008.                                                              3,455,000            32,004

Agreement with Bank of America effective January 31, 2005,
maturing on December 20, 2009, to receive quarterly 18.5
basis points times the notional amount.  Upon a credit
default event of a FNMA senior note, the fund makes a
payment of the proportional notional amount times the
difference between the par value and the then-market value
of any FNMA senior note.                                                       18,900,000                --

Agreement with Bank of America effective December 16, 2004,
maturing on December 20, 2009, to receive quarterly 18 basis points times the notional amount.  Upon a credit default
event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between
the par value and the then-market value of any FNMA senior
note.                                                                          10,000,000             2,143

Agreement with Lehman Brothers effective December 16, 2004,
maturing on December 20, 2009, to receive quarterly 18 basis points times the notional amount.  Upon a credit default
event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between
the par value and the then-market value of any FNMA senior
note.                                                                          10,000,000            (2,144)

Agreement with Lehman Brothers effective January 20, 2005,
maturing on March 20, 2015, to pay quarterly 224 basis
points time the notional amount.  Upon a credit default
event of any reference entity within the DJ IG CDX Series 3
Index that the counterparties agree advances within the 7-10
Loss Basket of the Index, the fund receives a payment of the proportional notional amount times the difference between
the par value and the then-market value of the reference
entity within the DJ IG CDX Series 3 Index.                                     2,772,000           (62,647)
-----------------------------------------------------------------------------------------------------------
                                                                                                   $478,513
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $2,742,288,996.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is $3,496,638,122, resulting in gross unrealized appreciation and depreciation of $39,308,188 and $48,832,056, respectively, or net unrealized depreciation of $9,523,868.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At January 31, 2005, the value of securities loaned amounted to $22,830,394.  The fund received cash collateral of $23,370,925 which is pooled with collateral of other Putnam funds into 25 issuers of high-grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in
      Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam
      Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in
      Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $2,182,422 for the period ended January 31, 2005.

  (g) The notes are secured by debt and equity securities and equity participation agreements held by
      Neon Capital, Ltd. and are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately $661,000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2005.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S.
      close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the
      U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the
      Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments.  In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.  Risks may exceed amounts recognized on the statement of assets and liabilities.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as "variation margin."  Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.
      Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment.  The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do
      so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
      Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005